Cover	Jul. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 23, 2026
Registrant Name	HONEYWELL AEROSPACE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43173
Entity Tax Identification Number	39-4202057
Entity Address, Address Line One	1944 E Sky Harbor Cir N
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85034
City Area Code	800
Local Phone Number	601-3099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HONA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0002089271